Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Global Equity ETF
Entity Central Index Key	0002008374
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Global Equity ETF - CGGE
Shareholder Report [Line Items]
Fund Name	Capital Group Global Equity ETF
Class Name	Capital Group Global Equity ETF
Trading Symbol	CGGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Global Equity ETF (the "fund") for the period from June 25, 2024, commencement of operations, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGE	$ 47 *	0.47% †
*
Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 12.29% on a net asset value (NAV) basis and 12.45% on a market price basis for the period from
June 25, 2024 to May 31, 2025. These results compare with a 11.19% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
International markets rose, despite rising geopolitical tensions and sluggish economic growth. European stocks had strong gains, particularly within the communication services and financials sectors, supported by robust domestic demand and easing inflation. Germany’s equity markets outperformed, driven by expanded fiscal stimulus and increased defense spending. Additionally, U.K. markets also advanced, with growth in gross domestic product supported by steady employment amid rising inflation. Japan's economy, however, shrank in the first quarter of 2025 due to weak consumer demand and exports.
Overall, most sectors added to the fund’s positive results, with financials, industrials and real estate particularly additive. Utilities and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.K., Eurozone and Pacific ex-Japan contributed to absolute returns.
Conversely, the fund’s holdings in health care and materials sectors saw negative returns during the period
. Likewise,
investments
in other European regions and Japan detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group Global Equity ETF (at NAV) 2	12.29%
MSCI World Index 3	11.19%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 25, 2024
Net Assets	$ 398,006,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 559,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 398,006
Total number of portfolio holdings	118
Total advisory fees paid (in thousands)	$ 559
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by secto r (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since June 25, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2025 at
capitalgroup.com/ETF-literature
or upon request at
(800) 421-4225.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented
by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented
by companies outside the United States minus 5%, whichever is lower.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since June 25, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2025 at
capitalgroup.com/ETF-literature
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/ETF-literature

[1]	Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
[2]	Annualized